NON-CURRENT ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2021
NON-CURRENT ASSETS HELD FOR SALE

25)       NON-CURRENT ASSETS HELD FOR SALE

		R$ thousand
	On December 31, 2021	On December 31, 2020
Assets not for own use
Real estate	904,591	995,614
Vehicles and similar	289,197	205,347
Machinery and equipment	1,238	1,487
Other	1,246	40
Total	1,196,272	1,202,488

The properties or other non-current assets received in total or partial settlement of the payment obligations of debtors are considered as non-operating assets held for sale in auctions, which normally occur in up to one year. Non-current assets held for sale are those for which selling expectation, in their current condition, is highly probable to occur within a year.